Cover	Jun. 02, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2023
Entity File Number	001-41417
Entity Registrant Name	ConvexityShares Trust
Entity Central Index Key	0001817218
Entity Tax Identification Number	86-6789125
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Roszel Road
Entity Address, Address Line Two	Suite 1A
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	897-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Shares of ConvexityShares Daily 1.5x SPIKES Futures ETF
Title of 12(b) Security	Shares of ConvexityShares Daily 1.5x SPIKES Futures ETF
Trading Symbol	SPKY
Security Exchange Name	NYSEArca
Shares of ConvexityShares 1x SPIKES Futures ETF
Title of 12(b) Security	Shares of ConvexityShares 1x SPIKES Futures ETF
Trading Symbol	SPKX
Security Exchange Name	NYSEArca